Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	InflaRx N.V.
Entity Central Index Key	0001708688
Document Type	20-F
Amendment Flag	false
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	44,203,763
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-38283
Entity Incorporation State Country Code	P7
Entity Address Address Line 1	Winzerlaer Str. 2
Entity Address Address Line 2	07745
Entity Address City Or Town	Jena
Entity Address Country	DE
Icfr Auditor Attestation Flag	false
Auditor Name	Ernst & Young GmbH Wirtschaftsprüfungsgesellschaft
Auditor Location	Munich, Germany
Auditor Firm Id	1251
Security 12b Title	Common Shares, nominal value €0.12 per share
Trading Symbol	IFRX
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	Fraunhoferstr. 22, 82152
Entity Address City Or Town	Planegg-Martinsried
Entity Address Country	DE
Contact Personnel Name	Dr. Thomas Taapken
City Area Code	49
Local Phone Number	89 4141 897 800